Annual Total Returns[BarChart] - Brandes Core Plus Fixed Income Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.89%	9.55%	0.66%	4.41%	(1.16%)	5.30%	2.74%	(0.45%)	6.67%	6.64%